Issuance of Shares (Tables)	6 Months Ended
Jun. 30, 2025
Issuance of Shares [Abstract]
Schedule of Issuance of Shares
	Number of shares	RM
Balance as at December 31, 2023	10,800,000	1,145,780
Issuance of shares from Sagtec Global Limited	-	-
Balance as at December 31, 2024	10,800,000	1,145,780
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	1,750,000	30,898,700
Balance as at June 30, 2025	12,550,000	32,044,480